Financial liabilities designated at fair value (Table)	12 Months Ended
Dec. 31, 2022
Designated financial liabilities at fair value through profit or loss [abstract]
Financial liabilities designated at fair value

	Designated at fair value		Mandatorily at fair value		Total
	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m
Loans and advances	3,658	5,579	35,771	33,088	39,429	38,667
Debt securities	205	319	3,044	1,986	3,249	2,305
Equity securities	—	—	6,091	5,875	6,091	5,875
Reverse repurchase agreements and other similar secured lending	—	—	164,681	145,014	164,681	145,014
Other financial assets	1	—	117	111	118	111
Financial assets at fair value through the income statement	3,864	5,898	209,704	186,074	213,568	191,972

	2022		2021
	Fair value	Contractual amount due on maturity	Fair value	Contractual amount due on maturity
	£m	£m	£m	£m
Debt securities	57,846	73,757	53,647	61,946
Deposits	41,037	42,455	29,246	29,673
Repurchase agreements and other similar secured borrowing	172,746	173,511	168,060	168,129
Other financial liabilities	8	8	7	7
Financial liabilities designated at fair value	271,637	289,731	250,960	259,755